Share Capital and Reserves (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital and Reserves
Schedule of share-based compensation expense

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
In $000s	$	$
Stock options	811	698
Restricted Share Units	942	1,700
Performance Restricted Share Units	(79)	167
Total share-based compensation expense	1,674	2,565

Schedule for stock options

Stock Options	Number
Outstanding — December 31, 2023	1,906,000

Granted	418,786
Outstanding — December 31, 2024	2,324,786

Granted	1,253,817
Exercised	(36,000)
Forfeited	(244,571)
Outstanding — December 31, 2025	3,298,032

Schedule of weighted average assumptions to estimate the grant date fair value of the stock options granted

	Year ended	Year ended
	Dec. 31, 2025	Dec. 31, 2024
Expected stock price volatility	41.4%	40.0%
Risk-free interest rate	3.1%	3.3%
Expected life of the options	5 years	5 years
Expected dividend yield	0.0%	0.0%
Forfeiture rate	5.0%	5.0%
Grant date fair value per option	$1.09	$0.99

Schedule of stock options outstanding by exercise price and expiration dates

As at December 31, 2025, the Company had the following stock options outstanding:

				Weighted average life
Number outstanding	Exercisable	Exercise Price per Share	Expiry Date	remaining (years)
1,220,000	1,220,000	$3.50	September 1, 2027	1.67
200,000	200,000	$3.50	November 28, 2026	0.91
150,000	100,000	$3.50	February 27, 2028	2.16
150,000	100,000	$3.50	March 20, 2028	2.22
150,000	100,000	$3.50	April 3, 2028	2.26
29,375	29,375	$3.50	November 28, 2026	0.91
330,661	110,220	$3.50	January 15, 2029	3.04
608,996	Nil	$4.00	January 15, 2030	4.04
259,000	Nil	$4.00	May 9, 2030	4.36
200,000	Nil	$4.00	May 12, 2030	4.36
3,298,032	1,859,595	$3.66	—	2.64

Summary of assumptions used in to estimate the grant date fair value of the Performance Restricted Share Units

Year ended
Dec. 31, 2025
Expected stock price volatility	43.9%
Risk-free interest rate[1]	Various
Expected life of the options	3 years
Expected dividend yield	0.0%
Forfeiture rate	0.0%
Grant date fair value per PRSU	$1.49
1.	The Risk-free rate was based on the Canadian Overnight Index Swap curve as at the grant date.

Schedule of basic and diluted earnings (loss) per share

	Year ended	Year ended
In $000s	Dec. 31, 2025	Dec. 31, 2024
(except for shares and per share amounts)	$	$
Net income (loss)	20,332	(2,448)
Basic weighted average number of shares	92,771,182	76,201,998
Basic earnings (loss) per share	0.22	(0.03)

Effect of dilutive securities
Stock options	1,415,687	—
RSUs	1,047,466	—
PRSUs	271,769	—
Diluted weighted average number of common shares	95,506,104	76,201,998
Diluted earnings (loss) per share	0.21	(0.03)

Schedule of potentially dilutive securities which were excluded from the computation of diluted earnings per share

	Year ended	Year ended
Number	Dec. 31, 2025	Dec. 31, 2024
Stock options	—	174,487
RSUs	—	1,031,752
Beedie Convertible Loan	—	5,320,228

RSUs
Share Capital and Reserves
Schedule of other equity instruments

Restricted Share Units	Number
Outstanding — December 31, 2022 & 2023	400,000

Granted	658,826
Outstanding — December 31, 2024	1,058,826

Granted	651,563
Settled	(566,750)
Forfeited	(144,875)
Outstanding — December 31, 2025	998,764

Performance Restricted Share Units
Share Capital and Reserves
Schedule of other equity instruments

Performance Restricted Share Units	Number
Outstanding — December 31, 2023 & 2024	400,000

Granted	400,000
Forfeited	(400,000)
Outstanding — December 31, 2025	400,000